Trade receivables (Details) - GBP (£)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Trade receivables
Trade receivables	£ 137,633,000	£ 78,967,000	£ 95,087,000
Less: non-current portion
Trade receivables	21,224,000	29,757,000	41,024,000
Current trade receivables	116,409,000	49,210,000	54,063,000
Transfer fees receivable	55,311,000	50,418,000	61,256,000
Deferred revenue contractually payable to Group	35,087,000	19,903,000	21,497,000
Gross contractual trade receivables pre discounting	139,199,000	80,150,000	96,805,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	21,224,000	29,757,000	41,024,000
Cost / gross value
Trade receivables
Trade receivables	150,863,000	91,207,000	103,082,000
Accumulated impairment
Trade receivables
Trade receivables	£ (13,230,000)	£ (12,240,000)	£ (7,995,000)